Subsequent Events (Details)	Nov. 09, 2020 USD ($)
Theorem Group
Convertible note issued for settlement	$ 303,726
East Venture
Convertible note issued for settlement	112,788
Kasower
Convertible note issued for settlement	500,079
SV Booth
Convertible note issued for settlement	$ 294,246